ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		¥ 3,562,380
Net-of-tax amount
Other comprehensive income/(loss) before reclassification, Net-of-tax amount		22,538	¥ 11,280	¥ 50,717
Amounts reclassified from accumulated other comprehensive income/(loss), Net-of-tax amount			(30,794)	(8,021)
Balance at end of the period	$ 366,116	2,517,229	3,562,380
Foreign currency translation adjustment
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		25,223	43,937	1,241
Net-of-tax amount
Other comprehensive income/(loss) before reclassification, Net-of-tax amount		22,538	(18,714)	42,696
Balance at end of the period	6,947	47,761	25,223	43,937	¥ 1,241
Unrealized gain on available-for-sale investments, before tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		(1,115)
Before tax amount
Other comprehensive income/(loss) before reclassification, Before tax amount			37,277	10,695
Amounts reclassified from accumulated other comprehensive income/(loss), Before tax amount			(38,392)		(10,695)
Net-of-tax amount
Balance at end of the period			(1,115)
Unrealized gain on available-for-sale investments, Tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		315
Income Tax (expenses) or benefit
Other comprehensive income/(loss) before reclassification, Income tax (expenses) or benefit			(7,283)	(2,674)
Amounts reclassified from accumulated other comprehensive income/(loss), Income tax (expenses) or benefit			7,598		2,674
Net-of-tax amount
Balance at end of the period			315
Unrealized gain on available-for-sale investments, net of tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		(800)
Net-of-tax amount
Other comprehensive income/(loss) before reclassification, Net-of-tax amount			29,994	8,021
Amounts reclassified from accumulated other comprehensive income/(loss), Net-of-tax amount			(30,794)	(8,021)
Balance at end of the period			(800)
Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		24,423	43,937	1,241
Net-of-tax amount
Balance at end of the period	$ 6,947	47,761	¥ 24,423	¥ 43,937	¥ 1,241
ASU 2016-01
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01		800
ASU 2016-01 | Unrealized gain on available-for-sale investments, before tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01		1,115
ASU 2016-01 | Unrealized gain on available-for-sale investments, Tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01		(315)
ASU 2016-01 | Unrealized gain on available-for-sale investments, net of tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01		800
ASU 2016-01 | Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01		¥ 800